Contents of Significant Accounts - Major Categories of Plan Assets as a Percentage of Fair Value of the Total Plan Assets (Detail)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Of Plan Assets [Abstract]
Cash	21.00%	20.00%
Equity instruments	46.00%	47.00%
Debt instruments	23.00%	22.00%
Others	10.00%	11.00%